1933 Act File No. 333-12587
                                   1940 Act File No. 811-4017


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-14
                          REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933

                          FEDERATED EQUITY FUNDS
            (Exact Name of Registrant as Specified in Charter)


                        Pre-Effective Amendment No.
                     ---
                      X  Post-Effective Amendment No.  1


      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Area Code and Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice of the Registrant for the year ended
October 31, 1996 was filed on December 16, 1996.


                                 Copy To:

                        Matthew G. Maloney, Esquire
                    Dickstein, Shapiro & Morin, L.L.P.
                            2101 L Street, N.W.
                          Washington, D.C.  20037



                           CROSS REFERENCE SHEET

Pursuant to Item 1(a) of Form N-14 Showing Location in Prospectus of Information Required by
Form N-14

Item of Part A of Form N-14 and Caption Caption or Location in Prospectus

1. Beginning of Registration Statement
   and Outside Front Cover Page of
   Prospectus ................     Cross Reference Sheet; Cover Page

2. Beginning and Outside
   Back Cover Page of Prospectus        Table of Contents
3. Fee Table, Synopsis Information
   and Risk Factors ..........     Summary of Expenses; Summary; Risk
                                   Factors

4. Information About the
   Transaction ...............     Information About the Reorganization

5. Information About the Registrant          Information About The
                                   Federated Fund, The Trust, and The State
                                   Bond Fund

6. Information About the Company
   Being Acquired ............     Information About The Federated Fund,
                                   The Trust, and The State Bond Fund

7. Voting Information ........     Voting Information

8. Interest of Certain Persons
   and Experts ...............     Not Applicable

9. Additional Information Required
   for Reoffering by Persons Deemed
   to be Underwriters ........     Not Applicable

Item of Part B of Form N-14 and Caption Caption or Location in SAI

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  Additional Information                  The Statement of Additional
Information
      About the Registrant                   of Federated Growth Strategies
Fund dated                                   December 31, 1995 is
incorporated by reference                                   to Post-
Effective Amendment No. 29 to
                                   the Trust's Registration Statement on
Form
                                   N-1A (File Nos. 2-91090 and 811-4017)
                                   filed with the Commission on or about
                                   December 27, 1995.

13.  Additional Information About            The Statement of Additional
Information
      the Company Being Acquired             of The State Bond Common Stock
Fund
                                   dated May 1, 1996 is incorporated by
                                   reference to Post-Effective Amendment
No. 58                                  to the Corporation's Registration
Statement
                                   on Form N-1A (File Nos. 2-19600 and 811-
1138)                                   filed with the Commission on or
about                                        March 1, 1996.


14.  Financial Statements                    The audited financial
                              statements of Federated
          Growth Strategies Fund,                                dated
October 31, 1995, are                                  incorporated by
reference to                                 Federated Growth
                         Strategies Fund's Annual
          Report to Shareholders                                      dated
October 31, 1995; the                                  audited financial
statements                                   of the State Bond Commonn
                              Stock Fund, dated
          December 31, 1995, are
     incorporated by                                        reference to
the State Bond                                    Fund's Annual Report to
                              Shareholders dated
          December 31, 1995; the
     unaudited financial                                         statements
of Federated                                 Growth Strategies Fund,
                         dated April 30, 1996, are
          incorporated by reference to
     Federated Growth                                       Strategies
Fund's Semi-                                      Annual Report to
                              Shareholders, dated
                    April 30, 1996; the
     unaudited financial                                         statements
of State Bond                                Common Stock Fund, dated
                              June 30, 1996, are
          incorporated by reference to                                the
State Bond Common                                 Stock Fund's Semi-Annual
                                   Report to Shareholders,
                    dated June 30, 1996; the pro
     forma finanial information                                  of
Federated Growth                                       Strategies Fund,
dated                                        October 31, 1995 and
                              April 30, 1996, is included
               in Part B.

Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Definitive Registration Statement file on Form N-14 on November 1, 1996, in their entirety (File No. 333-12587 and 811-4017).


                        PART C - OTHER INFORMATION
Item 15.  Indemnification (8)
Item 16.  Exhibits
1.1  Conformed Copy of Declaration of Trust of the Registrant(1)

2.1  Bylaws of the Registrant, as amended(1)

2.2  Amendment No. 2 to Bylaws of the Registrant effective February 2,
1987(2)

2.3  Amendment No. 3 to Bylaws of the Registrant effective August 25,
1988(3)

3    Not Applicable

4    Agreement and Plan of Reorganization dated September 23, 1996, between
State Bond Equity Funds, Inc., a Maryland corporation, on behalf of its portfolio, State Bond Common Stock Fund, and Federated Equity Funds, a Massachusetts business trust, on behalf of its portfolio Federated Growth Strategies Fund(9)

5    Copy of Specimen Certificate for Shares of Beneficial Interest of
Federated Growth Strategies Fund(4)

6.1 Conformed Copy of Investment Advisory Contract on behalf of Federated Growth Trust(5)

6.2 Conformed Copy of Investment Advisory Contract on behalf of Federated Equity Funds(6)
7.1 Conformed Copy of Distributor's Contract on behalf of Federated Growth Trust(5)

7.2 Conformed Copy of Distributor's Contract on behalf of Federated Equity Funds(6)

7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8    Not Applicable

9    Conformed Copy of Custodian Agreement of the Registrant(7)

10.1 Conformed Copy of Distribution Plan of the Registrant(6)



10.2 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)

10.3 The responses described in Item 16 (7.3) are hereby incorporated by reference

11   Opinion of S. Elliott Cohan, Deputy General Counsel, Federated
Investors regarding legality of shares being issued(8)

12   Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization*

13.1 Conformed Copy of Shareholder Services Agreement of the Registrant(7)

13.2 Conformed Copy of Administrative Services Agreement of the
Registrant(7)

13.3 Conformed Copy of Agreement for Fund Accounting, Shareholder
Recordkeeping and Custody Services Procurement(7)
13.4 The responses described in Item 16 (7.3) and Item 16 (10.2) are hereby incorporated by reference
14.1 Conformed copy of Consent of Independent Auditors of Federated Equity Funds, Ernst & Young LLP*

14.2 Conformed copy of Consent of Independent Auditors of State Bond Common Stock Fund, Ernst & Young LLP*

14.3 Conformed copy of Consent of Independent Auditors of State Bond Common Stock Fund, Deloitte & Touche LLP*

15   Not Applicable

16   Conformed Copy of Power of Attorney(8)

17.1 Declaration under Rule 24f-2(10)

17.2 Form of Proxy of State Bond Common Stock Fund(9)

*    Filed electronically.
(1) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on July 9, 1984. (File Nos. 2-91090 and 811-4017)

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on July 21, 1987. (File Nos. 2-91090 and 811-4017)

(3)  Response is incorporated by reference to Registrant's Post-Effective
Amendment
No. 10 on Form N-1A filed on December 31, 1988.  (File Nos. 2-91090 and
811-4017)

(4)  Response is incorporated by reference to Registrant's Post-Effective
Amendment
No. 22 on Form N-1A filed July 17, 1995.  (File Nos. 2-91090 and 811-4017)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 23, 1989. (File Nos. 2-91090 and 811-4017)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on September 12, 1995. (File Nos. 2-91090 and 811-4017)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed on December 29, 1994. (File Nos. 2-91090 and 811-4017)

(8) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed on September 24, 1996. (File No. 811-4017)
(9) Response is incorporated by reference to Registrant's Definitive Registration Statement on Form N-14 filed on November 1, 1996. (File Nos. 333-12587 and 811-4017)

(10) Response is incorporated by reference to Registrant's Rule 24f-2 Filing on December 20, 1996. (File No. 811-4017)




Item 17.  Undertakings
        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, the Registrant, Federated Equity Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on December 20, 1996.

                           FEDERATED EQUITY FUNDS

                           (Registrant)

                           By:               *
                                Glen R. Johnson
                                President


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 1996:

               *               Chairman and Trustee
                               John F. Donahue
                               (Chief Executive Officer)


               *               President
                               Glen R. Johnson


               *               Treasurer and Executive Vice President
                               John W. McGonigle
                               (Principal Financial and
                               Accounting Officer)
               *               Trustee
                               Thomas G. Bigley


         *                     Trustee
---------
                               John T. Conroy, Jr.


               *               Trustee
                               William J. Copeland


               *               Trustee
                               James E. Dowd


               *               Trustee
                               Lawrence D. Ellis, M.D.


               *               Trustee
                               Edward L. Flaherty, Jr.


               *               Trustee
                               Peter E. Madden


               *               Trustee
                               Gregor F. Meyer
               *               Trustee
                               John E. Murray, Jr., J.D., S.J.D.


             *                 Trustee
                               Wesley W. Posvar


             *                 Trustee
                               Marjorie P. Smuts

1* By: /s/ S. Elliott Cohan
      Attorney in Fact